Property, vessels and equipment, Summary (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2018 MXN ($)		Dec. 31, 2017 MXN ($) Vessel
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at year start		$ 2,623,535		$ 9,564,872
Additions		86,283		80,222
Disposals		171,476		15,281
Transfers and others		(149,218)		(6,427,585)
Depreciation/loss from revaluation		75,687		578,693
Net balances at year end		2,313,437		2,623,535
Revaluation surplus		899,863		1,220,277
Accumulated Depreciation and Amortization [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Accumulated depreciation		365,264		313,926
Vessels [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at year start		1,118,250		8,028,276
Additions		260		99
Disposals		125,019	[1]	2,113
Transfers and others	[3]	(162,962)	[2]	(6,424,674)
Depreciation/loss from revaluation		47,856		483,338	[4]
Net balances at year end		$ 782,673		$ 1,118,250
Estimated useful lives (years)		P25Y		P25Y
Property, plant and equipment, revaluation surplus				$ 941,957
Revaluation surplus		$ 161,411		7,445,415
Loss from revaluation				$ 56,213
Number of vessels revaluated | Vessel				2
Loss in fair value		206,076
Shipyard [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at year start		318		$ 363
Additions		0		0
Disposals		0		0
Transfers and others		0		0
Depreciation/loss from revaluation		43		45
Net balances at year end		$ 275		$ 318
Estimated useful lives (years)		P40Y		P40Y
Major Vessel Maintenance [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at year start		$ 12,608		$ 4,457
Additions		38,142		62,172
Disposals		0		0
Transfers and others		4,064		(1,266)
Depreciation/loss from revaluation		13,203		52,755
Net balances at year end		$ 41,611		$ 12,608
Estimated useful lives (years)		P2Y6M		P2Y6M
Buildings and Facilities [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at year start		$ 242,204		$ 253,396
Additions		5,732		0
Disposals		0		0
Transfers and others		604		0
Depreciation/loss from revaluation		9,639		11,192
Net balances at year end		$ 238,901		$ 242,204
Buildings and Facilities [Member] | Minimum [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Estimated useful lives (years)		P20Y		P20Y
Buildings and Facilities [Member] | Maximum [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Estimated useful lives (years)		P25Y		P25Y
Warehousing Equipment [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at year start		$ 647		$ 1,242
Additions		0		0
Disposals		9		0
Transfers and others		0		0
Depreciation/loss from revaluation		383		595
Net balances at year end		$ 255		$ 647
Estimated useful lives (years)		P10Y		P10Y
Computer Equipment [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at year start		$ 556		$ 794
Additions		459		272
Disposals		0		0
Transfers and others		47		0
Depreciation/loss from revaluation		481		510
Net balances at year end		$ 581		$ 556
Computer Equipment [Member] | Minimum [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Estimated useful lives (years)		P3Y		P3Y
Computer Equipment [Member] | Maximum [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Estimated useful lives (years)		P4Y		P4Y
Terminal Equipment [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at year start		$ 6,885		$ 3,319
Additions		2,252		425
Disposals		0		0
Transfers and others		(125)		4,118
Depreciation/loss from revaluation		1,622		977
Net balances at year end		$ 7,390		$ 6,885
Estimated useful lives (years)		P10Y		P10Y
Ground Transportation Equipment [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at year start		$ 3,751		$ 4,203
Additions		2,052		508
Disposals		1,153		0
Transfers and others		1,940		1,247
Depreciation/loss from revaluation		1,224		2,207
Net balances at year end		$ 5,366		$ 3,751
Ground Transportation Equipment [Member] | Minimum [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Estimated useful lives (years)		P4Y6M		P4Y6M
Ground Transportation Equipment [Member] | Maximum [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Estimated useful lives (years)		P10Y		P10Y
Other Equipment [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at year start		$ 7,641		$ 9,556
Additions		361		226
Disposals		0		0
Transfers and others		313		(67)
Depreciation/loss from revaluation		1,236		2,074
Net balances at year end		7,079		7,641
Total Property, Vessels and Equipment, Excluding Land and Construction in Progress [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at year start		1,392,860		8,305,606
Additions		49,258		63,702
Disposals		126,181		2,113
Transfers and others		(156,119)		(6,420,642)
Depreciation/loss from revaluation		75,687		553,693
Net balances at year end		1,084,131		1,392,860
Land [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at year start		1,184,427		1,060,661
Additions		0		0
Disposals		45,295	[5]	41
Transfers and others		7,120		148,807
Depreciation/loss from revaluation		0		25,000
Net balances at year end		1,146,252		1,184,427
Construction in Progress [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at year start		46,248		198,605
Additions		37,025		16,520
Disposals		0		13,127
Transfers and others		(219)		(155,750)
Net balances at year end		$ 83,054		$ 46,248

[1]	On May 7, 2018, was formalized the sale of the chemical tanker Maya to Yangzijiang Express Shipping PTE. LTD, by TMM Parcel Tankers, S.A. de C.V., subsidiary of Grupo TMM.
[2]	(e) At 2018 year end, the supply vessel 'Subsea 88' suffered a major mishap in one of its areas and for which it stopped operating. As at December 31, 2018, Grupo TMM was making the corresponding insurance claims without a final settlement having been issued on the mishap as of that date. Since the repair of the ship requires a substantial time that affects future cash flows, Management recognized a loss in fair value in the amount of $206,076. As at the issue date of the consolidated financial statements, the final opinion has not been issued by the insurance company.
[3]	In 2018 is comprised primarily for revaluation surplus by $161,411. In 2017 is comprised primarily for revaluation surplus by $941,957 net of reduction for deconsolidation of TMM DM in a total of $7,445,415.
[4]	In 2017 includes $56,213 loss from revaluation of two vessels.
[5]	The sale agreement of the land located in Santiago Tlaltepoxco in the Municipality of Huehuetoca, State of Mexico, between Comercializadora Columbia, S.A. de C.V. and Inmobiliaria TMM, S.A. de C.V., a subsidiary of Grupo TMM, was entered into on March 27, 2018.